Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands									1 Months Ended				12 Months Ended
		Feb. 24, 2016	Mar. 02, 2015	[6]	Mar. 08, 2013	[5]	Mar. 01, 2013	[4]	Nov. 30, 2014	Aug. 31, 2012	Jul. 31, 2009	Dec. 31, 2008	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Jan. 01, 2016
General partner's interest									2.00%
Imbalance receivables													$ 2,122		$ 415
Imbalance payables													1,600		700
Gain (loss) on divestiture and other, net	[1],[2]												57,024		(9)		$ 0
Other assets	[3]												29,707		28,289
Long-term debt													$ 2,707,357	[3]	2,422,954	[3]	1,418,169
Restatement Adjustment [Member] | Accounting Standards Update 2015-03 And 2015-15 [Member] | Subsequent Event [Member]
Other assets																		$ 16,700
Long-term debt																		$ 16,700
Western Gas Partners Long Term Incentive Plan [Member]
Units authorized under LTIP													2,250,000
Units available under LTIP													2,128,015
Delaware Basin Midstream Complex [Member]
Gain (loss) on divestiture and other, net													$ 20,300
Insurance receivable													48,500
Operating Income (Loss) [Member] | Restatement Adjustment [Member]
Correction of an immaterial error													$ 25,000		$ 39,300		$ 20,500
Incentive Distribution Rights [Member] | Western Gas Equity Partners, LP [Member]
General partner's interest													100.00%
General Partner [Member] | Western Gas Equity Partners, LP [Member]
Percentage acquired													100.00%
Non-Operated Marcellus Interest [Member]
Percentage acquired							33.75%						33.75%
Anadarko-Operated Marcellus Interest [Member]
Percentage acquired					33.75%								33.75%
Newcastle [Member]
Percentage acquired												50.00%	50.00%
Delaware Basin JV Gathering LLC [Member]
Percentage acquired			50.00%										50.00%
Springfield Pipeline LLC [Member]
Percentage acquired													50.10%
Springfield Pipeline LLC [Member] | Subsequent Event [Member]
Percentage acquired		100.00%
Chipeta Processing Limited Liability Company [Member]
Percentage acquired										24.00%	51.00%		75.00%
Ownership interest by noncontrolling owner													25.00%
Fort Union [Member]
Equity investment ownership													14.81%
Rendezvous [Member]
Equity investment ownership													22.00%
White Cliffs [Member]
Equity investment ownership													10.00%
Mont Belvieu JV [Member]
Equity investment ownership													25.00%
Texas Express Gathering LLC [Member]
Equity investment ownership													20.00%
Texas Express Pipeline LLC [Member]
Equity investment ownership													20.00%
Front Range Pipeline LLC [Member]
Equity investment ownership													33.33%

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2015. See Note 1.
[3]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[4]	The Partnership acquired Anadarko’s 33.75% interest (non-operated) (the “Non-Operated Marcellus Interest”) in the Liberty and Rome gas gathering systems (the “Non-Operated Marcellus Interest systems”), serving production from the Marcellus shale in North-central Pennsylvania. In connection with the issuance of the common units, the Partnership’s general partner purchased 9,166 general partner units for consideration of $0.5 million.
[5]	The Partnership acquired a 33.75% interest (the “Anadarko-Operated Marcellus Interest”) in each of the Larry’s Creek, Seely and Warrensville gas gathering systems (the “Anadarko-Operated Marcellus Interest systems”), which are operated by Anadarko and serve production from the Marcellus shale in North-central Pennsylvania, from a third party. During the third quarter of 2013, the Partnership recorded a $1.1 million decrease in the assets acquired and liabilities assumed in the acquisition, representing the final purchase price allocation.
[6]	The Partnership acquired Anadarko’s interest in Delaware Basin JV Gathering LLC (“DBJV”), which owns a 50% interest in a gathering system and related facilities (the “DBJV system”). The DBJV system is located in the Delaware Basin in Loving, Ward, Winkler and Reeves Counties, Texas. The Partnership will make a cash payment on March 31, 2020, to Anadarko as consideration for the acquisition of DBJV. The Partnership currently estimates the future payment will be $282.8 million, the net present value of which was $174.3 million as of the acquisition date. See DBJV acquisition—Deferred purchase price obligation - Anadarko below.